CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
CURRENT ASSETS
Cash	$ 276,385	$ 213,437
Accounts receivable (net)
Trade	45,173	41,705
Other	11,658	14,075
Prepaid expenses and other	24,676	21,974
Inventory	759	868
TOTAL CURRENT ASSETS	358,651	292,059
OTHER LONG-TERM ASSETS	22,247	18,652
PROPERTY AND EQUIPMENT, NET	11,434	10,817
RIGHT-OF-USE ASSETS	6,774	10,571
DEFERRED INCOME TAXES	11,483	14,962
INTANGIBLE ASSETS, NET	229,808	229,609
GOODWILL	675,647	608,761
TOTAL ASSETS	1,316,044	1,185,431
CURRENT LIABILITIES
Accounts payable	10,569	10,566
Accrued liabilities	80,309	56,442
Lease obligations	3,397	4,029
Income taxes payable	7,536	5,616
Deferred revenue	67,784	56,780
TOTAL CURRENT LIABILITIES	169,595	133,433
LEASE OBLIGATIONS	3,923	7,382
DEFERRED REVENUE	1,615	1,920
INCOME TAXES PAYABLE	6,120	7,354
DEFERRED INCOME TAXES	35,400	35,523
TOTAL LIABILITIES	216,653	185,612
COMMITMENTS, CONTINGENCIES AND GUARANTEES
SHAREHOLDERS' EQUITY
Common shares - unlimited shares authorized; Shares issued and outstanding totaled 84,820,100 at January 31, 2023 (January 31, 2022 - 84,756,210)	538,448	536,297
Additional paid-in capital	486,551	473,303
Accumulated other comprehensive loss	(30,456)	(12,393)
Retained earnings	104,848	2,612
TOTAL SHAREHOLDERS' EQUITY	1,099,391	999,819
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,316,044	$ 1,185,431